COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
NOTE 9                                COMMITMENTS AND CONTINGENCIES

As of March 31, 2013 and December 31, 2012, respectively, the Company does not have any outside commitments, and is not currently leasing any office space.  Office space is provided as part of a management agreement with The PAN Network, a private business management and consulting company wholly-owned by the Company’s Chief Executive Officer (see Note 13 - Related Party Transactions).  The agreement is renewable annually at the discretion of both parties. As a result there are no future payments for our lease beyond the current year contract.

The Company is not and has never been involved in any litigation of any nature, and the Company is not aware of any pending or threatened litigation.

EB-5

On July 28, 2010, the Company executed an agreement with ACG Consulting, LLC ("ACG") intended to establish a new economic Regional Center ("RC") under the federal EB-5 program (the "EB-5 Program") that will encompass all of  Northern California's Gold Country. Once established, the Regional Center is expected to provide full funding for the Company's Ruby Mine Project in Sierra County, California.  Terms of the agreement specify that upon filing an application for a new Regional Center with USCIS, North Bay shall pay ACG its share of the startup expenses, which as of December 31, 2011 were $0. During Q1, 2011, the Company agreed to reimburse ACG $37,216 in expenses incurred to prepare and file EB-5 applications with USCIS.  As of March 31, 2011, $15,000 of this amount had been paid, and $22,216 remained outstanding.  As of December 31, 2011, $0 remains outstanding and this account has been paid in full.  No shares of Company stock have been or will be issued in connection with this agreement.

The agreement also provides that North Bay will own 49% of the Regional Center, and ACG will own 51%. ACG and North Bay, working together through the Regional Center, will seek to raise up to $7.5M in EB-5 funding for North Bay's Ruby Mine Project, subject to USCIS approval. ACG will also be an equity partner in each project North Bay may bring into the Regional Center, the amount of which will vary on a deal by deal basis based on the amount of consulting services ACG actually provides. At the present time, no projects other than mining are being considered, and the industry focus for the Regional Center is expected to be limited to mining initially.

Effective October 14, 2010, the Company, together with ACG, entered into a Memorandum of Understanding (“MOU”) with Northern California Regional Center, LLC ("NCRC"), whereby NCRC has agreed to expand its scope to include mining projects in the counties of Sierra and Nevada in Northern California, and together with ACG has agreed to sponsor North Bay's application to secure $7.5 million for the Ruby Gold project in Sierra County, California, through the EB-5 Program.  NCRC was approved on April 22, 2010 by the United States Citizenship and Immigration Services (“USCIS”) as a designated EB-5 Regional Center, and is currently approved to sponsor qualifying investments in such capacity within the counties of Colusa; Butte; Glenn; Sacramento; San Joaquin; Shasta; Sutter; Tehama; Yuba; and Yolo in the State of California (the “Regional Center’s Geographic Area”).  Pursuant to its regional center designation, NCRC may sponsor qualifying investments in certain industry economic sectors that do not currently include mining.  The agreement with North Bay and ACG calls for NCRC to seek USCIS approval for an expansion of NCRC’s Regional Center Geographic Area (the “Expansion”) to include Sierra County, where the Ruby Mine is located, and for approval to include mining within its designated industry sectors (the “Mining Designation”). These applications have been filed with USCIS, and are currently being reviewed. Upon approval of the Expansion and Mining Designation by USCIS, NCRC will then be permitted to sponsor qualified investments in North Bay’s Ruby Gold project under the EB-5 Program.  Under the terms of the agreement, NCRC will receive a $5,000 fee for each investor whose minimum $500,000 investment is approved by USCIS.  In addition, upon the Ruby Gold project receiving the aggregate sum of $7,500,000 through the EB-5 Program, NCRC shall be entitled to an undivided one and one half percent (1.5%) interest in the Ruby Gold project.  No shares of Company stock have been or will be issued in connection with this agreement, and the entire EB-5 funding is expected to be non-dilutive to shareholders.

On July 19, 2011, the NCRC Expansion Amendment, which includes the Mining Designation and pre-approval of the Ruby Gold project as a qualified EB-5 project, was formally approved by USCIS.  As of the date of this report, the EB-5 funding is still pending and has not been completed.

NOTE 10           COMMITMENTS AND CONTINGENCIES

As of December 31, 2012 and December 31, 2011, respectively, the Company does not have any outside commitments, and is not currently leasing any office space.  Office space is provided as part of a management agreement with The PAN Network, a private business management and consulting company wholly-owned by the Company’s Chief Executive Officer (see Note 15 - Related Party Transactions).  The agreement is renewable annually at the discretion of both parties. As a result there are no future payments for our lease beyond the current year contract.

The Company is not and has never been involved in any litigation of any nature, and the Company is not aware of any pending or threatened litigation.

EB-5

On July 28, 2010, the Company executed an agreement with ACG Consulting, LLC ("ACG") intended to establish a new economic Regional Center ("RC") under the federal EB-5 program (the "EB-5 Program") that will encompass all of  Northern California's Gold Country. Once established, the Regional Center is expected to provide full funding for the Company's Ruby Mine Project in Sierra County, California.  Terms of the agreement specify that upon filing an application for a new Regional Center with USCIS, North Bay shall pay ACG its share of the startup expenses, which as of December 31, 2011 were $0. During Q1, 2011, the Company agreed to reimburse ACG $37,216 in expenses incurred to prepare and file EB-5 applications with USCIS.  As of March 31, 2011, $15,000 of this amount had been paid, and $22,216 remained outstanding.  As of December 31, 2011, $0 remains outstanding and this account has been paid in full.  No shares of Company stock have been or will be issued in connection with this agreement.

The agreement also provides that North Bay will own 49% of the Regional Center, and ACG will own 51%. ACG and North Bay, working together through the Regional Center, will seek to raise up to $7.5M in EB-5 funding for North Bay's Ruby Mine Project, subject to USCIS approval. ACG will also be an equity partner in each project North Bay may bring into the Regional Center, the amount of which will vary on a deal by deal basis based on the amount of consulting services ACG actually provides. At the present time, no projects other than mining are being considered, and the industry focus for the Regional Center is expected to be limited to mining initially.

Effective October 14, 2010, the Company, together with ACG, entered into a Memorandum of Understanding (“MOU”) with Northern California Regional Center, LLC ("NCRC"), whereby NCRC has agreed to expand its scope to include mining projects in the counties of Sierra and Nevada in Northern California, and together with ACG has agreed to sponsor North Bay's application to secure $7.5 million for the Ruby Gold project in Sierra County, California, through the EB-5 Program.  NCRC was approved on April 22, 2010 by the United States Citizenship and Immigration Services (“USCIS”) as a designated EB-5 Regional Center, and is currently approved to sponsor qualifying investments in such capacity within the counties of Colusa; Butte; Glenn; Sacramento; San Joaquin; Shasta; Sutter; Tehama; Yuba; and Yolo in the State of California (the “Regional Center’s Geographic Area”).  Pursuant to its regional center designation, NCRC may sponsor qualifying investments in certain industry economic sectors that do not currently include mining.  The agreement with North Bay and ACG calls for NCRC to seek USCIS approval for an expansion of NCRC’s Regional Center Geographic Area (the “Expansion”) to include Sierra County, where the Ruby Mine is located, and for approval to include mining within its designated industry sectors (the “Mining Designation”). These applications have been filed with USCIS, and are currently being reviewed. Upon approval of the Expansion and Mining Designation by USCIS, NCRC will then be permitted to sponsor qualified investments in North Bay’s Ruby Gold project under the EB-5 Program.  Under the terms of the agreement, NCRC will receive a $5,000 fee for each investor whose minimum $500,000 investment is approved by USCIS.  In addition, upon the Ruby Gold project receiving the aggregate sum of $7,500,000 through the EB-5 Program, NCRC shall be entitled to an undivided one and one half percent (1.5%) interest in the Ruby Gold project.  No shares of Company stock have been or will be issued in connection with this agreement, and the entire EB-5 funding is expected to be non-dilutive to shareholders.

On July 19, 2011, the NCRC Expansion Amendment, which includes the Mining Designation and pre-approval of the Ruby Gold project as a qualified EB-5 project, was formally approved by USCIS.  As of the date of this report, the EB-5 funding is still pending and has not been completed.